FAIR VALUE (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
FAIR VALUE
Investments	$ 2,388,000	$ 263,000
Fair value, beginning	34,414,000	34,295,000
Option - PC Gold	3,974,000	4,576,000
Level 1
FAIR VALUE
Investments	2,388,000	263,000
Fair value, beginning	0	0
Option - PC Gold	0	0
Level 2
FAIR VALUE
Investments	0	0
Fair value, beginning	0	0
Option - PC Gold	0	0
Level 3
FAIR VALUE
Investments	0	0
Fair value, beginning	34,414,000	34,295,000
Option - PC Gold	$ 3,974,000	$ 4,576,000